                                                              As filed with the Securities and Exchange Commission on May 26, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2017
1	Shares	Value
COMMON STOCKS - 99.1%
AUSTRALIA - 4.8%
Infrastructure - Diversified - 0.6%
DUET Group	768,700	$1,638,175
Pipelines - 1.3%
APA Group	492,300	3,369,456
Toll Roads - 2.9%
Transurban Group	869,041	7,746,550
Total AUSTRALIA		12,754,181
BRAZIL - 0.9%
Water - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	241,100	2,509,851
Total BRAZIL		2,509,851
CANADA - 12.1%
Pipelines - 12.1%
Enbridge, Inc.	286,700	12,010,420
Pembina Pipeline Corp.	223,800	7,091,726
TransCanada Corp.	287,235	13,255,339
Total Pipelines		32,357,485
Total CANADA		32,357,485
CHINA - 1.0%
Gas Utilities - 0.5%
ENN Energy Holdings Ltd.	239,200	1,347,474
Pipelines - 0.5%
Beijing Enterprises Holdings Ltd.	254,900	1,319,328
Total CHINA		2,666,802
DENMARK - 1.0%
Other - 1.0%
DONG Energy A/S [1]	72,800	2,803,431
Total DENMARK		2,803,431
FRANCE - 5.7%
Toll Roads - 5.7%
Eiffage SA	34,100	2,668,653
Groupe Eurotunnel SE	323,500	3,251,813
Vinci SA	115,800	9,195,548
Total Toll Roads		15,116,014
Total FRANCE		15,116,014

HONG KONG - 0.6%
Gas Utilities - 0.6%
Hong Kong & China Gas Company Ltd.	809,558	1,619,688
Total HONG KONG		1,619,688
ITALY - 3.5%
Electric Utilities & Generation - 1.1%
Enel SpA	612,000	2,879,754
Pipelines - 0.7%
Italgas SpA	436,124	1,913,141
Toll Roads - 1.7%
Atlantia SpA	177,000	4,565,928
Total ITALY		9,358,823
JAPAN - 1.0%
Gas Utilities - 1.0%
Tokyo Gas Company Ltd.	566,700	2,588,175
Total JAPAN		2,588,175
MEXICO - 1.4%
Pipelines - 0.5%
Infraestructura Energetica Nova SAB de CV	289,800	1,384,589
Toll Roads - 0.9%
Promotora y Operadora de Infraestructura SAB de CV	225,300	2,432,514
Total MEXICO		3,817,103
NEW ZEALAND - 1.1%
Airports - 1.1%
Auckland International Airport Ltd.	627,200	2,969,841
Total NEW ZEALAND		2,969,841
SPAIN - 4.3%
Telecommunication Services - 1.0%
Cellnex Telecom SA [1]	160,200	2,638,484
Toll Roads - 3.3%
Ferrovial SA	438,210	8,758,711
Total SPAIN		11,397,195
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zuerich AG	14,035	2,990,267
Total SWITZERLAND		2,990,267
UNITED ARAB EMIRATES - 0.6%
Ports - 0.6%
DP World Ltd. [3]
(Acquired 04/27/16 - 09/26/16, Cost $1,416,354, 0.6%)	74,900	1,609,270
Total UNITED ARAB EMIRATES		1,609,270

UNITED KINGDOM - 9.7%
Electricity Transmission & Distribution - 4.9%
National Grid PLC	1,044,426	13,250,915
Water - 4.8%
Pennon Group PLC	333,100	3,679,571
Severn Trent PLC	175,200	5,226,041
United Utilities Group PLC	307,600	3,829,912
Total Water		12,735,524
Total UNITED KINGDOM		25,986,439
UNITED STATES - 50.3%
Electric Utilities & Generation - 2.3%
American Electric Power Company, Inc.	39,900	2,678,487
NextEra Energy, Inc.	6,600	847,242
Pattern Energy Group, Inc.	131,000	2,637,030
Total Electric Utilities & Generation		6,162,759
Electricity Transmission & Distribution - 9.4%
Edison International	106,400	8,470,504
PG&E Corp.	192,800	12,794,208
Sempra Energy	35,900	3,966,950
Total Electricity Transmission & Distribution		25,231,662
Gas Utilities - 0.7%
NiSource, Inc.	77,600	1,846,104
Midstream - 9.7%
Cheniere Energy, Inc. [2]	70,800	3,346,716
Enable Midstream Partners LP	48,300	806,127
EQT Midstream Partners LP	5,900	453,710
Phillips 66 Partners LP	41,800	2,146,430
Rice Midstream Partners LP	126,520	3,190,834
Sunoco Logistics Partners LP	103,200	2,520,144
Targa Resources Corp.	63,900	3,827,610
Western Gas Partners LP	45,200	2,732,340
The Williams Companies, Inc.	228,500	6,761,315
Total Midstream		25,785,226
Pipelines - 16.3%
Boardwalk Pipeline Partners LP	138,500	2,535,935
Enbridge Energy Partners LP	107,200	2,036,800
Energy Transfer Equity LP	275,900	5,443,507
Energy Transfer Partners LP	157,900	5,766,508
Enterprise Products Partners LP	330,469	9,124,249
Kinder Morgan, Inc.	508,400	11,052,616
MPLX LP	104,376	3,765,886
Plains All American Pipeline LP	120,600	3,812,166
Total Pipelines		43,537,667
Telecommunication Services - 10.4%
American Tower Corp.	114,833	13,956,803
Crown Castle International Corp.	85,100	8,037,695
SBA Communications Corp. [2]	49,200	5,922,204
Total Telecommunication Services		27,916,702
Water - 1.5%
American Water Works Company, Inc.	50,974	3,964,248
Total UNITED STATES		134,444,368

Total COMMON STOCKS
(Cost $218,220,131)	264,988,933
Total Investments - 99.1%
(Cost $218,220,131)	264,988,933
Other Assets in Excess of Liabilities - 0.9%	2,460,997
TOTAL NET ASSETS - 100.0%	$267,449,930

The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2017, the total value of all such securities was $5,441,915 or 2.0% of net assets.

2 - Non-income producing security.
3 - Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of March 31, 2017, the total value of all such securities was $1,609,270 or 0.6% of net assets.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2017
name	Shares	bl	Value
COMMON STOCKS - 97.7%
AUSTRALIA - 5.5%
Rental - Diversified - 1.5%
Dexus Property Group	3,511,300		$26,206,912
Retail - 4.0%
Vicinity Centres	11,830,000		25,588,573
Westfield Corp.	6,564,644		44,531,592
Total Retail			70,120,165
Total AUSTRALIA			96,327,077
CANADA - 0.7%
Office - 0.7%
Allied Properties Real Estate Investment Trust	482,201		13,086,163
Total CANADA			13,086,163
CHINA - 0.9%
Office - 0.9%
SOHO China Ltd. [1,2]
(Acquired 04/06/16 - 02/01/17, Cost $14,196,819, 0.9%)	31,170,400		16,684,685
Total CHINA			16,684,685
FRANCE - 2.5%
Retail - 2.5%
Unibail-Rodamco SE	186,419		43,467,585
Total FRANCE			43,467,585
GERMANY - 4.8%
Office - 2.1%
alstria office REIT-AG [1,2]
(Acquired 05/10/12 - 02/10/17, Cost $38,083,757, 2.1%)	3,083,500		37,703,599
Residential - 2.7%
Grand City Properties SA	1,144,887		21,061,521
Vonovia SE	723,520		25,491,049
Total Residential			46,552,570
Total GERMANY			84,256,169
HONG KONG - 9.5%
Office - 3.7%
Hongkong Land Holdings Ltd. [2]
(Acquired 10/24/13 - 03/23/17, Cost $56,535,939, 3.7%)	8,433,900		64,816,537
Real Estate - Diversified - 3.9%
Cheung Kong Property Holdings Ltd.	6,500,493		43,851,215
Kerry Properties Ltd.	2,154,300		7,472,518
Swire Properties Ltd.	5,591,400		17,920,286
Total Real Estate - Diversified			69,244,019
Rental - Diversified - 1.9%
The Wharf Holdings Ltd.	3,907,112		33,577,858
Total HONG KONG			167,638,414

JAPAN - 8.4%
Datacenters - 0.9%
Leopalace21 Corp.	3,223,225	16,652,000
Office - 6.5%
Hulic Reit, Inc.	5,448	9,030,195
Mitsubishi Estate Company Ltd.	3,125,055	56,959,342
Mitsui Fudosan Company Ltd.	2,301,100	49,132,677
Total Office		115,122,214
Residential - 1.0%
Nippon Accommodations Fund, Inc. [2]
(Acquired 02/29/16 - 03/09/17, Cost $15,099,715, 1.0%)	3,853	16,741,934
Total JAPAN		148,516,148
SINGAPORE - 2.9%
Office - 1.5%
Ascendas Real Estate Investment Trust	14,463,900	26,046,229
Real Estate - Diversified - 1.4%
City Developments Ltd.	3,433,500	25,021,829
Total SINGAPORE		51,068,058
UNITED KINGDOM - 13.1%
Office - 4.5%
Derwent London PLC	998,602	35,177,892
Great Portland Estates PLC	5,420,090	44,239,594
Total Office		79,417,486
Rental - Diversified - 4.0%
Land Securities Group PLC	5,327,770	70,759,307
Residential - 1.0%
The UNITE Group PLC	2,186,300	17,439,826
Retail - 3.6%
Hammerson PLC	6,596,037	47,164,024
Intu Properties PLC	4,991,229	17,462,041
Total Retail		64,626,065
Total UNITED KINGDOM		232,242,684
UNITED STATES - 49.4%
Datacenters - 0.9%
QTS Realty Trust, Inc.	337,600	16,458,000
Healthcare - 4.7%
Brookdale Senior Living, Inc. [1]	744,850	10,003,335
Medical Properties Trust, Inc.	1,461,700	18,841,313
Omega Healthcare Investors, Inc.	668,844	22,065,164
Welltower, Inc.	459,800	32,563,036
Total Healthcare		83,472,848
Hotel - 4.8%
Hersha Hospitality Trust	867,242	16,295,477
Park Hotels & Resorts, Inc.	1,504,922	38,631,348
Pebblebrook Hotel Trust	1,021,300	29,832,173
Total Hotel		84,758,998
Industrial - 4.4%

Prologis, Inc.	1,182,200	61,332,536
STAG Industrial, Inc.	657,589	16,452,877
Total Industrial		77,785,413
Net Lease - 2.7%
Gramercy Property Trust	920,353	24,205,280
MGM Growth Properties LLC	841,094	22,751,593
Total Net Lease		46,956,873
Office - 6.4%
Hudson Pacific Properties, Inc.	1,136,951	39,383,982
Kilroy Realty Corp.	623,584	44,947,935
SL Green Realty Corp.	277,300	29,565,726
Total Office		113,897,643
Residential - 8.7%
American Campus Communities, Inc.	524,100	24,941,919
American Homes 4 Rent	1,603,103	36,807,245
AvalonBay Communities, Inc.	267,508	49,114,468
Essex Property Trust, Inc.	185,111	42,858,750
Total Residential		153,722,382
Retail - 13.4%
Brixmor Property Group, Inc.	1,767,126	37,922,524
CBL & Associates Properties, Inc.	3,659,953	34,915,952
DDR Corp.	1,166,100	14,611,233
Federal Realty Investment Trust	194,200	25,925,700
Simon Property Group, Inc.	719,333	123,746,856
Total Retail		237,122,265
Self Storage - 3.4%
Life Storage, Inc.	313,700	25,761,044
Public Storage	155,800	34,106,178
Total Self Storage		59,867,222
Total UNITED STATES		874,041,644
Total COMMON STOCKS
(Cost $1,723,139,951)		1,727,328,627
Total Investments - 97.7%
(Cost $1,723,139,951)		1,727,328,627
Other Assets in Excess of Liabilities - 2.3%		41,294,586
TOTAL NET ASSETS - 100.0%		$1,768,623,213
The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.
2 - Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of March 31, 2017, the total value of all such securities was $135,946,755 or 7.7% of net assets.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2017
1	2	Shares	Value
COMMON STOCKS - 98.2%
Datacenters - 2.9%
QTS Realty Trust, Inc.		14,500	$706,875
Healthcare - 11.8%
Brookdale Senior Living, Inc. [1]		21,941	294,668
Medical Properties Trust, Inc.		44,100	568,449
Omega Healthcare Investors, Inc.		22,959	757,417
Welltower, Inc.		18,000	1,274,760
Total Healthcare			2,895,294
Hotel - 8.8%
Hersha Hospitality Trust		19,232	361,369
Park Hotels & Resorts, Inc.		45,436	1,166,342
Pebblebrook Hotel Trust		21,500	628,015
Total Hotel			2,155,726
Industrial - 9.1%
Prologis, Inc.		33,300	1,727,604
STAG Industrial, Inc.		19,400	485,388
Total Industrial			2,212,992
Net Lease - 6.1%
Gramercy Property Trust		27,366	719,726
MGM Growth Properties LLC		28,700	776,335
Total Net Lease			1,496,061
Office - 13.4%
Hudson Pacific Properties, Inc.		28,200	976,848
Kilroy Realty Corp.		16,800	1,210,944
SL Green Realty Corp.		10,100	1,076,862
Total Office			3,264,654
Residential - 17.4%
American Campus Communities, Inc.		20,000	951,800
American Homes 4 Rent		48,200	1,106,672
AvalonBay Communities, Inc.		5,210	956,556
Essex Property Trust, Inc.		5,350	1,238,686
Total Residential			4,253,714
Retail - 21.9%
Brixmor Property Group, Inc.		36,200	776,852
CBL & Associates Properties, Inc.		93,787	894,728
Federal Realty Investment Trust		6,300	841,050
Simon Property Group, Inc.		16,549	2,846,924
Total Retail			5,359,554

Self Storage - 6.8%
Life Storage, Inc.	8,400	689,808
Public Storage	4,400	963,204
Total Self Storage		1,653,012
TOTAL COMMON STOCKS
(Cost $22,816,118)		23,997,882
Total Investments - 98.2%
(Cost $22,816,118)		23,997,882
Other Assets in Excess of Liabilities - 1.8%		437,671
TOTAL NET ASSETS - 100.0%		$24,435,553
The following notes should be read in conjunction with the accompanying Schedule of Investments.
1- Non-income producing security.

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2017
	Shares	Value
COMMON STOCKS - 83.1%
AUSTRALIA - 3.8%
Infrastructure - Diversified - 0.3%
DUET Group	80,800	$172,193
Pipelines - 0.6%
APA Group	53,800	368,224
Rental - Diversified - 0.5%
Dexus Property Group	41,000	306,007
Retail - 1.1%
Vicinity Centres	130,200	281,626
Westfield Corp.	67,130	455,380
Total Retail		737,006
Toll Roads - 1.3%
Transurban Group	94,967	846,527
Total AUSTRALIA		2,429,957
BRAZIL - 0.5%
Water - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	29,100	302,931
Total BRAZIL		302,931
CANADA - 7.3%
Office - 0.2%
Allied Properties Real Estate Investment Trust	5,600	151,975
Pipelines - 7.1%
Enbridge, Inc.	5,904	247,023
Enbridge, Inc.	39,800	1,667,299
Pembina Pipeline Corp.	26,400	836,557
TransCanada Corp.	38,171	1,761,518
Total Pipelines		4,512,397
Total CANADA		4,664,372
CHINA - 0.7%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	26,100	147,028
Office - 0.3%
SOHO China Ltd. [2,7]
(Acquired 04/06/16 - 11/29/16, Cost $161,218, 0.3%)	346,300	185,365
Pipelines - 0.2%
Beijing Enterprises Holdings Ltd.	25,800	133,537
Total CHINA		465,930
DENMARK - 0.4%
Other - 0.4%
DONG Energy A/S [1]	7,500	288,815
Total DENMARK		288,815
FRANCE - 3.3%
Retail - 0.7%
Unibail-Rodamco SE	1,900	443,026
Toll Roads - 2.6%
Eiffage SA	3,700	289,561
Groupe Eurotunnel SE	35,300	354,835
Vinci SA	12,700	1,008,494
Total Toll Roads		1,652,890
Total FRANCE		2,095,916

GERMANY - 1.4%
Office - 0.6%
alstria office REIT-AG [2,7]
(Acquired 11/20/14 - 11/29/16, Cost $389,577, 0.6%)	31,786	388,664
Residential - 0.8%
Grand City Properties SA	12,910	237,494
Vonovia SE	8,370	294,892
Total Residential		532,386
Total GERMANY		921,050
HONG KONG - 3.4%
Gas Utilities - 0.4%
Hong Kong & China Gas Company Ltd.	117,840	235,763
Office - 1.1%
Hongkong Land Holdings Ltd. [7]
(Acquired 09/04/15 - 03/15/17, Cost $606,312, 1.1%)	94,043	722,743
Real Estate - Diversified - 1.3%
Cheung Kong Property Holdings Ltd.	72,672	490,234
Kerry Properties Ltd.	34,800	120,709
Swire Properties Ltd.	61,800	198,067
Total Real Estate - Diversified		809,010
Rental - Diversified - 0.6%
The Wharf Holdings Ltd.	43,587	374,588
Total HONG KONG		2,142,104
ITALY - 1.6%
Electric Utilities & Generation - 0.5%
Enel SpA	60,800	286,093
Pipelines - 0.3%
Italgas SpA [2]	48,273	211,760
Toll Roads - 0.8%
Atlantia SpA	19,400	500,446
Total ITALY		998,299
JAPAN - 3.1%
Datacenters - 0.3%
Leopalace21 Corp.	36,804	190,139
Gas Utilities - 0.5%
Tokyo Gas Company Ltd.	66,000	301,429
Office - 2.0%
Hulic Reit, Inc.	56	92,821
Mitsubishi Estate Company Ltd.	35,150	640,667
Mitsui Fudosan Company Ltd.	25,900	553,012
Total Office		1,286,500
Residential - 0.3%
Nippon Accommodations Fund, Inc. [7]
(Acquired 03/17/16 - 04/19/16, Cost $167,246, 0.3%)	42	182,497
Total JAPAN		1,960,565
MEXICO - 0.6%
Pipelines - 0.2%
Infraestructura Energetica Nova SAB de CV	30,400	145,243
Toll Roads - 0.4%
Promotora y Operadora de Infraestructura SAB de CV	23,800	256,963
Total MEXICO		402,206

NEW ZEALAND - 0.5%
Airports - 0.5%
Auckland International Airport Ltd.	73,700	348,975
Total NEW ZEALAND		348,975
SINGAPORE - 0.9%
Office - 0.5%
Ascendas Real Estate Investment Trust	165,900	298,749
Real Estate - Diversified - 0.4%
City Developments Ltd.	38,300	279,113
Total SINGAPORE		577,862
SPAIN - 1.9%
Telecommunication Services - 0.5%
Cellnex Telecom SA [1]	17,500	288,224
Toll Roads - 1.4%
Ferrovial SA	45,804	915,506
Total SPAIN		1,203,730
SWITZERLAND - 0.5%
Airports - 0.5%
Flughafen Zuerich AG	1,550	330,240
Total SWITZERLAND		330,240
UNITED ARAB EMIRATES - 0.2%
Ports - 0.2%
DP World Ltd. [7]
(Acquired 06/19/16, Cost $84,069, 0.2%)	4,700	100,982
Total UNITED ARAB EMIRATES		100,982
UNITED KINGDOM - 8.3%
Electricity Transmission & Distribution - 2.1%
National Grid PLC	105,527	1,338,850
Office - 1.4%
Derwent London PLC	11,700	412,158
Great Portland Estates PLC	59,114	482,497
Total Office		894,655
Rental - Diversified - 1.2%
Land Securities Group PLC	59,061	784,403
Residential - 0.3%
The UNITE Group PLC	26,500	211,387
Retail - 1.2%
Hammerson PLC	75,026	536,462
Intu Properties PLC	55,363	193,690
Total Retail		730,152
Water - 2.1%
Pennon Group PLC	36,000	397,672
Severn Trent PLC	18,700	557,802
United Utilities Group PLC	29,400	366,058
Total Water		1,321,532
Total UNITED KINGDOM		5,280,979

UNITED STATES - 44.7%
Datacenters - 0.3%
QTS Realty Trust, Inc.	3,800	185,250
Electric Utilities & Generation - 1.7%
American Electric Power Company, Inc.	6,400	429,632
NextEra Energy, Inc.	2,800	359,436
Pattern Energy Group, Inc.	14,400	289,872
Total Electric Utilities & Generation		1,078,940
Electricity Transmission & Distribution - 5.5%
Edison International	15,100	1,202,111
PG&E Corp.	24,500	1,625,819
Sempra Energy	6,400	707,200
Total Electricity Transmission & Distribution		3,535,130
Gas Utilities - 0.5%
NiSource, Inc.	13,300	316,407
Healthcare - 1.5%
Brookdale Senior Living, Inc. [2]	8,530	114,558
Medical Properties Trust, Inc.	17,400	224,286
Omega Healthcare Investors, Inc.	7,508	247,689
Welltower, Inc.	5,060	358,349
Total Healthcare		944,882
Hotel - 1.5%
Hersha Hospitality Trust	9,900	186,021
Park Hotels & Resorts, Inc.	17,230	442,294
Pebblebrook Hotel Trust	11,400	332,994
Total Hotel		961,309
Industrial - 1.4%
Prologis, Inc.	13,200	684,816
STAG Industrial, Inc.	7,500	187,650
Total Industrial		872,466
Midstream - 6.6%
Cheniere Energy, Inc. [2]	11,700	553,059
Cone Midstream Partners LP	2,200	51,942
Enable Midstream Partners LP	6,100	101,809
EQT Midstream Partners LP	4,620	355,278
Phillips 66 Partners LP	5,100	261,885
Rice Midstream Partners LP	14,778	372,701
Sunoco Logistics Partners LP	13,810	337,240
Targa Resources Corp.	11,910	713,409
Western Gas Partners LP	6,620	400,179
The Williams Companies, Inc.	34,800	1,029,733
Total Midstream		4,177,235
Net Lease - 0.8%
Gramercy Property Trust	10,322	271,469
MGM Growth Properties LLC	9,298	251,511
Total Net Lease		522,980
Office - 2.0%
Hudson Pacific Properties, Inc.	12,410	429,882
Kilroy Realty Corp.	7,200	518,976
SL Green Realty Corp.	3,100	330,522
Total Office		1,279,380

Oil Gas Transportation & Distribution - 0.3%
Tesoro Logistics LP	3,000	163,410
Pipelines - 8.1%
Boardwalk Pipeline Partners LP	24,600	450,426
Buckeye Partners LP	1,530	104,897
Enbridge Energy Management LLC [2]	14,976	275,855
Enbridge Energy Partners LP	9,650	183,350
Energy Transfer Partners LP	15,330	559,852
Enterprise Products Partners LP	28,620	790,198
Kinder Morgan, Inc.	88,400	1,921,816
MPLX LP	10,300	371,624
NuStar GP Holdings LLC	3,600	100,620
Plains All American Pipeline LP	7,500	237,075
Williams Partners LP	4,060	165,770
Total Pipelines		5,161,483
Residential - 2.8%
American Campus Communities, Inc.	6,100	290,299
American Homes 4 Rent	18,473	424,140
AvalonBay Communities, Inc.	3,151	578,524
Essex Property Trust, Inc.	2,063	477,646
Total Residential		1,770,609
Retail - 4.0%
Brixmor Property Group, Inc.	18,453	396,002
CBL & Associates Properties, Inc.	35,462	338,307
DDR Corp.	13,000	162,890
Federal Realty Investment Trust	2,200	293,700
Simon Property Group, Inc.	8,065	1,387,422
Total Retail		2,578,321
Self Storage - 1.0%
Life Storage, Inc.	3,400	279,208
Public Storage	1,700	372,147
Total Self Storage		651,355
Services - 0.0%
Hilton Grand Vacations, Inc. [2]	1	20
Hilton Worldwide Holdings, Inc.	1	59
Total Services		79
Telecommunication Services - 5.9%
American Tower Corp.	15,700	1,908,177
Crown Castle International Corp.	11,800	1,114,510
SBA Communications Corp. [2]	6,100	734,257
Total Telecommunication Services		3,756,944
Water - 0.8%
American Water Works Company, Inc.	6,700	521,059
Total UNITED STATES		28,477,239
Total COMMON STOCKS
(Cost $49,766,326)		52,992,152

CONVERTIBLE PREFERRED STOCKS - 1.3%
UNITED STATES - 1.3%
Healthcare - 0.3%
Welltower, Inc., Series I, 6.50%			2,800	176,736
Net Lease - 0.2%
Lexington Realty Trust, Series C, 6.50%			2,959	148,690
Office - 0.8%
Equity Commonwealth, Series D, 6.50%			19,724	504,145
Total UNITED STATES				829,571
Total CONVERTIBLE PREFERRED STOCKS
(Cost $824,735)				829,571
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS - 9.0%
CANADA - 0.8%
Energy - 0.5%
MEG Energy Corp. [1]	6.50%	01/15/25	$150	$149,999
Precision Drilling Corp.	6.63	11/15/20	90	90,135
Trinidad Drilling Ltd. [1]	6.63	02/15/25	100	99,875
Total Energy				340,009
Metals & Mining - 0.3%
Hudbay Minerals, Inc. [1]	7.63	01/15/25	150	162,750
Total CANADA				502,759
GREECE - 0.2%
Oil Gas Transportation & Distribution - 0.2%
Dynagas LNG Partners LP	6.25	10/30/19	100	98,750
Total GREECE				98,750
LUXEMBOURG - 0.2%
Metals & Mining - 0.2%
ArcelorMittal	6.13	06/01/25	100	111,000
Total LUXEMBOURG				111,000
UNITED STATES - 7.8%
Construction & Building Materials - 0.4%
PulteGroup, Inc.	6.38	05/15/33	100	102,500
Toll Brothers Finance Corp.	4.88	11/15/25	125	125,938
Total Construction & Building Materials				228,438
Energy - 0.8%
Concho Resources, Inc.	5.50	04/01/23	125	129,375
EP Energy LLC	6.38	06/15/23	200	153,499
Pattern Energy Group, Inc. [1]	5.88	02/01/24	125	126,563
Range Resources Corp. [1]	5.75	06/01/21	125	128,125
Total Energy				537,562
Health Facilities - 0.5%
HCA, Inc.	5.25	06/15/26	225	236,813
Tenet Healthcare Corp.	8.13	04/01/22	100	104,375
Total Health Facilities				341,188

Leisure - 0.6%
Boyd Gaming Corp.	6.38	04/01/26	125	133,750
GLP Capital LP	5.38	04/15/26	100	103,250
MGM Growth Properties Operating Partnership LP	5.63	05/01/24	125	131,875
Total Leisure				368,875
Media - 0.6%
CCO Holdings LLC	5.75	01/15/24	150	156,000
CCO Holdings LLC [1]	5.88	05/01/27	100	105,000
Mediacom Broadband LLC	6.38	04/01/23	125	130,938
Total Media				391,938
Oil Gas Transportation & Distribution - 1.4%
AmeriGas Partners LP	5.50	05/20/25	100	99,250
Antero Midstream Partners LP [1]	5.38	09/15/24	125	126,875
Blue Racer Midstream LLC [1]	6.13	11/15/22	100	101,250
Crestwood Midstream Partners LP	6.25	04/01/23	100	103,750
Global Partners LP [7]
(Acquired 09/09/15 - 11/06/15, Cost $94,266, 0.1%)	6.25	07/15/22	100	98,000
MPLX LP	4.88	12/01/24	100	105,194
Suburban Propane Partners LP	5.50	06/01/24	100	98,500
Targa Resources Partners LP	5.25	05/01/23	125	127,813
Total Oil Gas Transportation & Distribution				860,632
Real Estate - 0.3%
Hospitality Properties Trust	4.95	02/15/27	100	102,681
Lamar Media Corp.	5.38	01/15/24	100	103,250
Total Real Estate				205,931
Services - 0.2%
United Rentals North America, Inc.	5.75	11/15/24	150	156,375
Telecommunication Services - 1.9%
CenturyLink, Inc.	7.65	03/15/42	150	131,813
Crown Castle International Corp.	5.25	01/15/23	100	109,124
FairPoint Communications, Inc. [1]	8.75	08/15/19	200	206,079
Frontier Communications Corp.	11.00	09/15/25	125	121,563
Level 3 Financing, Inc.	5.38	05/01/25	125	127,188
Sprint Capital Corp.	6.88	11/15/28	100	105,625
T-Mobile USA, Inc.	6.50	01/15/26	100	109,500
Windstream Services LLC	7.50	06/01/22	150	146,250
Zayo Group LLC	6.00	04/01/23	125	132,030
Total Telecommunication Services				1,189,172
Transportation - 0.3%
Teekay Offshore Partners LP	6.00	07/30/19	100	89,750
Watco Companies LLC 1.7
(Acquired 03/31/15, Cost $100,532, 0.2%)	6.38	04/01/23	100	101,500
Total Transportation				191,250
Utility - 0.8%
AES Corp.	4.88	05/15/23	100	99,500
Calpine Corp.	5.75	01/15/25	100	99,375
Dynegy, Inc.	6.75	11/01/19	100	102,750
NRG Energy, Inc.	6.25	07/15/22	100	102,250
NRG Yield Operating LLC	5.38	08/15/24	125	126,875
Total Utility				530,750
Total UNITED STATES				5,002,111
Total CORPORATE BONDS
(Cost $5,686,648)				5,714,620

			Shares	Value
PREFERRED STOCKS - 3.5%
UNITED STATES - 3.5%
Datacenters - 0.4%
CoreSite Realty Corp., Series A, 7.25%			7,561	$194,620
Digital Realty Trust, Inc., Series G, 5.88%			2,289	58,026
Total Datacenters				252,646
Midstream - 0.2%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%			5,000	126,250
Net Lease - 0.6%
Gramercy Property Trust, Series A, 7.13%			11,658	306,955
National Retail Properties, Inc., Series F, 5.20%			4,600	106,674
Total Net Lease				413,629
Office - 0.2%
Kilroy Realty Corp., Series H, 6.38%			2,642	67,569
Vornado Realty Trust, Series L, 5.40%			2,000	48,800
Total Office				116,369
Residential - 1.1%
American Homes 4 Rent, Series A, 5.00% [3]			14,881	422,919
American Homes 4 Rent, Series C, 5.50% [3]			5,600	160,720
American Homes 4 Rent, Series E, 6.35%			3,600	92,160
Total Residential				675,799
Retail - 0.2%
DDR Corp., Series K, 6.25%			5,632	141,926
Self Storage - 0.8%
Public Storage, Series D, 4.95%			23,300	530,308
Total UNITED STATES				2,256,927
Total PREFERRED STOCKS
(Cost $2,278,295)				2,256,927
	Interest Rate	Maturity	Principal Amount (000s)	Value
TERM LOANS - 0.4%
AUSTRALIA - 0.1%
FMG Resources August 2006 Property Ltd. [4,5,6]	3.79%	6/30/19	$55	$55,629
Total AUSTRALIA				55,629
UNITED STATES - 0.3%
Casella Waste Systems, Inc. [5,6]	4.00	10/31/23	225	226,125
Total UNITED STATES				226,125
Total TERM LOANS
(Cost $273,567)				281,754
Total Investments - 97.3%
(Cost $58,829,571)				62,075,024
Other Assets in Excess of Liabilities - 2.7%				1,691,483
TOTAL NET ASSETS - 100.0%				$63,766,507
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, the total value of all such securities was $1,885,055 or 3.0% of net assets.

2 - Non-income producing security.
3 - Security is a "step up" bond where the coupon increases or steps up at a predetermined date.
4 - Variable rate security - Interest rate shown is the rate in effect as of March 31, 2017.
5 - Private Placement.
6 - Payment in kind security.
7 - Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees.  The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of March 31, 2017, the total value of all such securities was $1,779,751 or 2.8% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust's Board of Trustees (the "Board") has adopted procedures for the valuation of each Fund's securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund's portfolio. The Adviser's Valuation Committee is comprised of senior members of the Adviser's management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund's NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser's Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value ("NAV") as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including each Fund's own assumptions in determining the fair value of assets or liabilities)

The Adviser's valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser's Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund's investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$12,754,181	$-	$12,754,181
Brazil	2,509,851	-	-	2,509,851
Canada	32,357,485	-	-	32,357,485
China	-	2,666,802	-	2,666,802
Denmark	-	2,803,431	-	2,803,431
France	-	15,116,014	-	15,116,014
Hong Kong	-	1,619,688	-	1,619,688
Italy	1,913,141	7,445,682	-	9,358,823
Japan	-	2,588,175	-	2,588,175
Mexico	3,817,103	-	-	3,817,103
New Zealand	-	2,969,841	-	2,969,841
Spain	-	11,397,195	-	11,397,195
Switzerland	-	2,990,267	-	2,990,267
United Arab Emirates	-	1,609,270	-	1,609,270
United Kingdom	-	25,986,439	-	25,986,439
United States	134,444,368	-	-	134,444,368
Total	$175,041,948	$89,946,985	$-	$264,988,933

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the three months ended March 31, 2017, there were no transfers between Levels.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2017, the Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund's investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$96,327,077	$-	$96,327,077
Canada	13,086,163	-	-	13,086,163
China	-	16,684,685	-	16,684,685
France	-	43,467,585	-	43,467,585
Germany	-	84,256,169	-	84,256,169
Hong Kong	-	167,638,414	-	167,638,414
Japan	-	148,516,148	-	148,516,148
Singapore	-	51,068,058	-	51,068,058
United Kingdom	-	232,242,684	-	232,242,684
United States	874,041,644	-	-	874,041,644
Total	$887,127,807	$840,200,820	$-	$1,727,328,627

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the three months ended March 31, 2017, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2017, the Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund's investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,997,882	$-	$-	$23,997,882
Total	$23,997,882	$-	$-	$23,997,882

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2017, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2017, the Fund did not invest in any Level 2 or Level 3 securities.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund's investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$2,429,957	$-	$2,429,957
Brazil	302,931	-	-	302,931
Canada	4,664,372	-	-	4,664,372
China	-	465,930	-	465,930
Denmark	-	288,815	-	288,815
France	-	2,095,916	-	2,095,916
Germany	-	921,050	-	921,050
Hong Kong	-	2,142,104	-	2,142,104
Italy	211,760	786,539	-	998,299
Japan	-	1,960,565	-	1,960,565
Mexico	402,206	-	-	402,206
New Zealand	-	348,975	-	348,975
Singapore	-	577,862	-	577,862
Spain	-	1,203,730	-	1,203,730
Switzerland	-	330,240	-	330,240
United Arab Emirates	-	100,982	-	100,982
United Kingdom	-	5,280,979	-	5,280,979
United States	28,477,239	-	-	28,477,239
Total Common Stocks	34,058,508	18,933,644	-	52,992,152
Convertible Preferred Stocks:
United States	829,571	-	-	829,571
Corporate Bonds:
Canada	-	502,759	-	502,759
Greece	-	98,750	-	98,750
Luxembourg	-	111,000	-	111,000
United States	-	5,002,111	-	5,002,111
Total Corporate Bonds	-	5,714,620	-	5,714,620
Preferred Stocks:
United States	2,189,358	67,569	-	2,256,927
Term Loans:
Australia	-	55,629	-	55,629
United States	-	226,125	-	226,125
Total Term Loans	-	281,754	-	281,754
Total	$37,077,437	$24,997,587	$-	$62,075,024

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading. During the three months ended March 31, 2017, there was a transfer from Level 1 to Level 2 of $67,569, which represents a security that was previously priced using the market close price and is currently priced using mean of the bid and ask price.  There was also a transfer from Level 2 to Level 1 of $306,955, which represents a security that was previously priced using mean of the bid and ask price and is currently priced using the market close price.  There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2017, the Fund did not invest in any Level 3 securities.

Swap Contracts:Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a "Reference Asset") without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.

Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

The Funds did not have any swap contracts outstanding as of March 31, 2017.

Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at March 31, 2017 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Global Listed Infrastructure Fund	$218,220,131	$49,469,417	$(2,700,615)	$46,768,802
Brookfield Global Listed Real Estate Fund	1,723,139,951	86,597,795	(82,409,119)	4,188,676
Brookfield U.S. Listed Real Estate Fund	22,816,118	1,936,437	(754,673)	1,181,764
Brookfield Real Assets Securities Fund	58,829,571	4,531,986	(1,286,533)	3,245,453

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title) /s/ Brian F. Hurley
                                                              Brian F. Hurley
                                                              President and Principal Executive Officer

Date:  May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian F. Hurley
                                              Brian F. Hurley
                                              President and Principal Executive Officer

Date:  May 26, 2017

By (Signature and Title) /s/ Angela W. Ghantous
                                                             Angela W. Ghantous
                                                             Treasurer and Principal Financial Officer

Date:  May 26, 2017